Summary of Intangible Assets Acquired and their Associated Estimated Useful Lives (Details)		6 Months Ended	12 Months Ended
	Jan. 31, 2025	Jun. 30, 2026	Dec. 31, 2025
Customer Relationships [Member] | Minimum [Member]
Business Combination [Line Items]
Intangible assets estimated useful life, developed technology		6 years	6 years
Customer Relationships [Member] | Maximum [Member]
Business Combination [Line Items]
Intangible assets estimated useful life, developed technology		7 years	7 years
Trade Names [Member] | Minimum [Member]
Business Combination [Line Items]
Intangible assets estimated useful life, developed technology		10 years	10 years
Trade Names [Member] | Maximum [Member]
Business Combination [Line Items]
Intangible assets estimated useful life, developed technology		15 years	15 years
Vidello Limited [Member] | Customer Relationships [Member]
Business Combination [Line Items]
Intangible assets estimated useful life, developed technology	6 years
Vidello Limited [Member] | Trade Names [Member]
Business Combination [Line Items]
Intangible assets estimated useful life, developed technology	10 years
Vidello Limited [Member] | Developed Technology [Member] | Minimum [Member]
Business Combination [Line Items]
Intangible assets estimated useful life, developed technology	7 years
Vidello Limited [Member] | Developed Technology [Member] | Maximum [Member]
Business Combination [Line Items]
Intangible assets estimated useful life, developed technology	8 years